SHARE-BASED COMPENSATION - Non- vested shares granted (Details) - $ / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Non-vested shares - service condition
Number of non-vested shares
Outstanding at the beginning of the period (in shares)	7,602,341
Granted (in shares)	1,630,334	2,891,157	5,685,826
Forfeited (in shares)	752,426
Vested (in shares)	2,244,653
Outstanding at the end of the period (in shares)	6,235,596	7,602,341
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 36.29
Granted (in dollars per share)	27.71
Forfeited (in dollars per share)	29.29
Vested (in dollars per share)	38.23
Outstanding at the end of the period (in dollars per share)	$ 34.19	$ 36.29
Non-vested shares - performance condition
Number of non-vested shares
Outstanding at the beginning of the period (in shares)	183,413
Granted (in shares)	5,765
Forfeited (in shares)	11,218
Vested (in shares)	71,082
Outstanding at the end of the period (in shares)	106,878	183,413
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 168.50
Granted (in dollars per share)	210.41
Forfeited (in dollars per share)	164.44
Vested (in dollars per share)	175.45
Outstanding at the end of the period (in dollars per share)	$ 166.57	$ 168.50